Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Loans		$ 610,878	$ 630,761
Pass [Member]
Loans			623,189
Special Mention [Member]
Loans			3,315
Substandard [Member]
Loans			4,257
Doubtful [Member]
Loans			0
Real Estate Portfolio Segment [Member]
Loans		482,941	471,690
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		22,885	18,070
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans			17,663
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans			407
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans			0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans			0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		40,455	39,315
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans			39,315
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans			0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans			0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		46,680	46,909
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans			45,201
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans			1,708
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		331,174	333,540
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans			333,406
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans			134
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		35,585	28,938
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans			28,938
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		6,162	4,918
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans			4,918
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans			0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans			0
Commercial Portfolio Segment [Member]
Loans	[1]	127,868	159,069
Commercial Portfolio Segment [Member] | Pass [Member]
Loans			153,746
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans			2,908
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans			2,415
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans			0
Consumer Portfolio Segment [Member]
Loans		$ 69	2
Consumer Portfolio Segment [Member] | Pass [Member]
Loans			2
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans			0
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans			0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans			$ 0

[1]	Includes $163,000 and $214,000 of PPP loans at March 31, 2023 and December 31, 2022, respectively.